UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tennenbaum Capital Partners, LLC
Address:          2951 28th Street, Suite 1000
                  Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

/s/ Hugh Steven Wilson        Santa Monica, California        August 12, 2005
--------------------------    ----------------------------    ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $119,583
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                      VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE      SHARED    NONE
       --------------     --------------    -----    --------   -------  ---  ----  ----------   --------   ----      ------    ----
JDA SOFTWARE GROUP INC          COM       46612K108     7808     686100  SH           OTHER                          686100
PARTY CITY CORP                 COM       702145103    37877    3156420  SH           SOLE                3156420
PEMCO AVIATION INC              COM       706444106    17684     675750  SH           SOLE                 675750
RURAL / METRO CORP              COM       781748108    11247    1304813  SH           SOLE                1304813
WATER PIK TECHNOLOGIES INC      COM       94113U100    44967    2360485  SH           SOLE                2360485